Notes to the Consolidated Statements of Financial Position - Summary of Intangible assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 313.7
Ending balance	326.8	€ 313.7
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	118.4
Ending balance	129.5	118.4
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6.8
Ending balance	7.9	6.8
Domains [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	157.5
Ending balance	157.8	157.5
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5.1
Ending balance	5.6	5.1
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4.4
Ending balance	2.7	4.4
Internally developed software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8.7
Ending balance	10.3	8.7
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12.7
Ending balance	13.1	12.7
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	347.9	334.5
Business combinations	12.8	1.5
Additions	14.3	13.0
Transfers	0.0	0.0
Disposals	(0.1)	(1.2)
Currency translation differences	0.6	0.2
Ending balance	375.5	347.9
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	118.4	117.5
Business combinations	11.1	1.0
Additions		0.0
Transfers	0.0
Ending balance	129.5	118.4
Cost [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21.8	19.1
Business combinations		0.0
Additions	3.2	2.7
Transfers	2.7	0.4
Disposals	(0.1)	(0.4)
Currency translation differences	0.0	0.0
Ending balance	27.7	21.8
Cost [member] | Domains [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	158.5	157.9
Business combinations		0.0
Additions	0.1	0.7
Transfers	0.1	0.3
Disposals		(0.6)
Currency translation differences	0.5	0.2
Ending balance	159.2	158.5
Cost [member] | Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5.6	5.6
Business combinations	0.5	0.0
Additions	0.0	0.0
Transfers	0.0	0.0
Disposals		0.0
Ending balance	6.2	5.6
Cost [member] | Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13.9	13.3
Business combinations	1.3	0.4
Additions	0.0	0.0
Transfers		0.2
Currency translation differences	0.0	0.0
Ending balance	15.3	13.9
Cost [member] | Internally developed software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15.1	9.7
Business combinations		0.0
Additions	1.8	2.2
Transfers	3.9	3.1
Ending balance	20.7	15.1
Cost [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14.6	11.4
Business combinations		0.0
Additions	9.1	7.3
Transfers	(6.7)	(3.9)
Disposals	0.0	(0.2)
Ending balance	16.9	14.6
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(34.2)	(21.1)
Additions	(14.2)	(13.4)
Impairment losses	(0.2)
Transfers	0.0
Disposals	0.1	0.3
Currency translation differences	0.0	0.0
Ending balance	(48.6)	(34.2)
Accumulated amortization [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Additions	0.0	0.0
Ending balance	0.0	0.0
Accumulated amortization [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(15.0)	(9.5)
Additions	(4.9)	(5.7)
Impairment losses	0.0
Transfers	0.0
Disposals	0.1	0.3
Currency translation differences	0.0	0.0
Ending balance	(19.8)	(15.0)
Accumulated amortization [member] | Domains [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1.0)	(0.9)
Additions	(0.2)	(0.1)
Impairment losses	(0.2)
Transfers	0.0
Disposals		0.0
Ending balance	(1.4)	(1.0)
Accumulated amortization [member] | Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(0.5)	(0.4)
Additions	(0.1)	(0.1)
Disposals		0.0
Currency translation differences	0.0
Ending balance	(0.6)	(0.5)
Accumulated amortization [member] | Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(9.5)	(6.5)
Additions	(3.0)	(3.0)
Transfers	0.0
Currency translation differences	0.0	0.0
Ending balance	(12.5)	(9.5)
Accumulated amortization [member] | Internally developed software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(6.4)	(3.3)
Additions	(4.1)	(3.1)
Impairment losses	0.0
Transfers	0.0
Ending balance	(10.4)	(6.4)
Accumulated amortization [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1.9)	(0.5)
Additions	(1.9)	(1.4)
Transfers	0.0
Disposals		0.0
Ending balance	€ (3.8)	€ (1.9)